Income Taxes - Additional Information (Details) - CNY (¥)		12 Months Ended			36 Months Ended
	Jan. 01, 2008	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%
Undistributed earnings generated by the PRC consolidated entities		¥ 2,820,818	¥ 2,270,928			¥ 2,270,928
Unrecognized deferred income tax liability		¥ 282,082	¥ 227,093			227,093
PRC statutory income tax rate (as a percent)		25.00%	25.00%	25.00%
Movements of the valuation allowance
Balance at the end of the period		¥ 48,897,848	¥ 56,172,945	¥ 44,713,570		56,172,945	¥ 44,713,570
Additional disclosures
Unrecognized tax benefits		0	0	0		¥ 0	¥ 0
Interest and penalties recorded		¥ 0	¥ 0	¥ 0
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent		3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000		5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 100,000
Period of statute of limitations for transfer pricing issues		10 years
PRC
Income Taxes
Statutory income tax rate (as a percent)	25.00%	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)		15.00%
Withholding tax rate for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC (as a percent)		10.00%
PRC statutory income tax rate (as a percent)	25.00%	25.00%
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		¥ 111,706,832
PRC | December 31, 2022
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		13,047
PRC | December 31, 2023
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		4,158,531
PRC | December 31, 2024
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		10,189,769
PRC | December 31, 2025
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		6,212,547
PRC | December 31, 2026
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		3,692,800
PRC | December 31, 2027
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		18,959,483
PRC | December 31, 2029
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		28,305,140
PRC | December 31, 2030
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		23,594,429
PRC | December 31, 2031
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose		¥ 16,581,086
PRC | ATA Education
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)							15.00%		15.00%		15.00%		15.00%
PRC | ATA Education | Future
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)					15.00%
PRC | Muhua Shangce
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)						15.00%		15.00%		15.00%		15.00%